Dividends (Details) - Schedle of dividends payable represent - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedle of Dividends Payable Represent [Abstract]
As of June 30, 2022	$ 3,362,639
Dividends declared
Dividends paid	(3,362,639)	(469,633)
As of March 31, 2023		$ 3,362,639